Consolidated Statements of Changes in Equity - KRW (₩) ₩ in Millions	Total	Equity attributable to equity holders of Shinhan Financial Group Co., Ltd.	Common Stock	Hybrid Bonds	Capital Surplus	Capital Adjustments	Accumulated Other Comprehensive Income (loss)	Retained Earnings	Non Controlling Interest
Beginning Balance at Dec. 31, 2018	₩ 36,651,430	₩ 35,725,625	₩ 2,645,053	₩ 1,531,759	₩ 9,895,488	₩ (552,895)	₩ (753,220)	₩ 22,959,440	₩ 925,805
Total comprehensive income for the year:
Profit for the year	3,642,384	3,403,497						3,403,497	238,887
Other comprehensive income (loss), net of income tax:
Gain (loss) on valuation and disposal of securities at fair value through other comprehensive income	365,109	297,652					297,652		67,457
Gain (loss) on financial instruments at fair value through profit or loss (overlay approach)	162,967	150,678					150,678		12,289
Equity in other comprehensive income loss of associates	3,294	3,294					3,294
Foreign currency translation adjustments for foreign operations	105,771	104,388					104,388		1,383
Net change in unrealized fair value of cash flow hedges	(18,589)	(15,960)					(15,960)		(2,629)
Other comprehensive income (loss) of separate account	10,427	10,427					10,427
Remeasurements of defined benefit plans	(54,644)	(54,850)					(54,850)		206
Changes in own credit risk on financial liabilities designated at fair value through profit or loss	(8,425)	(8,425)					(8,425)
Total other comprehensive income (loss)	565,910	487,204					487,204		78,706
Total comprehensive income (Loss)	4,208,294	3,890,701					487,204	3,403,497	317,593
Other changes in equity:
Dividends	(753,041)	(753,041)						(753,041)
Dividends to hybrid bonds	(61,993)	(61,993)						(61,993)
Issuance of hybrid bonds	199,476	199,476		199,476
Issuance of convertible preferred shares	747,791	747,791	87,410		660,381
Acquisition of treasury stock (Note 29)	(444,077)	(444,077)				(444,077)
Change in other capital adjustments	(126,536)	(126,536)			9,484	(119,798)		(16,222)
Change in other non-controlling interests	1,509,037								1,509,037
Other changes in equity	1,070,657	(438,380)	87,410	199,476	669,865	(563,875)		(831,256)	1,509,037
Reclassification of OCI retained earnings							5,860	(5,860)
Ending Balance at Dec. 31, 2019	41,930,381	39,177,946	2,732,463	1,731,235	10,565,353	(1,116,770)	(260,156)	25,525,821	2,752,435
Total comprehensive income for the year:
Profit for the year	3,498,076	3,414,595						3,414,595	83,481
Other comprehensive income (loss), net of income tax:
Gain (loss) on valuation and disposal of securities at fair value through other comprehensive income	(107,769)	(107,484)					(107,484)		(285)
Gain (loss) on financial instruments at fair value through profit or loss (overlay approach)	90,298	90,298					90,298
Equity in other comprehensive income loss of associates	(3,328)	(3,328)					(3,328)
Foreign currency translation adjustments for foreign operations	(161,365)	(159,596)					(159,596)		(1,769)
Net change in unrealized fair value of cash flow hedges	(14,460)	(14,460)					(14,460)
Other comprehensive income (loss) of separate account	3,884	3,884					3,884
Remeasurements of defined benefit plans	15,812	15,752					15,752		60
Changes in own credit risk on financial liabilities designated at fair value through profit or loss	3,084	3,084					3,084
Total other comprehensive income (loss)	(173,844)	(171,850)					(171,850)		(1,994)
Total comprehensive income (Loss)	3,324,232	3,242,745					(171,850)	3,414,595	81,487
Other changes in equity:
Dividends	(883,929)	(883,929)						(883,929)
Dividends to hybrid bonds	(85,327)	(85,327)						(85,327)
Issuance of hybrid bonds	448,699	448,699		448,699
Paid in capital increase	1,434,952	1,434,952	237,178		1,197,774
Acquisition of treasury stock (Note 29)	(150,467)	(150,467)				(150,467)
Disposal of treasury stock (Note 29)	451,809	451,809				451,809
Retirement of treasury stock (Note 29)	(25)	(25)				150,000		(150,025)
Change in other capital adjustments	433,164	433,164			471,812	(22,507)		(16,141)
Change in other non-controlling interests	(546,631)								(546,631)
Other changes in equity	1,102,245	1,648,876	237,178	448,699	1,669,586	428,835		(1,135,422)	(546,631)
Reclassification of OCI retained earnings							27,825	(27,825)
Ending Balance at Dec. 31, 2020	46,356,858	44,069,567	2,969,641	2,179,934	12,234,939	(687,935)	(404,181)	27,777,169	2,287,291
Total comprehensive income for the year:
Profit for the year	4,112,628	4,019,254						4,019,254	93,374
Other comprehensive income (loss), net of income tax:
Gain (loss) on valuation and disposal of securities at fair value through other comprehensive income	(873,651)	(871,104)					(871,104)		(2,547)
Gain (loss) on financial instruments at fair value through profit or loss (overlay approach)	(20,098)	(20,098)					(20,098)
Equity in other comprehensive income loss of associates	2,746	2,746					2,746
Foreign currency translation adjustments for foreign operations	252,308	251,842					251,842		466
Net change in unrealized fair value of cash flow hedges	21,700	21,700					21,700
Other comprehensive income (loss) of separate account	(41,273)	(41,273)					(41,273)
Remeasurements of defined benefit plans	43,277	42,656					42,656		621
Changes in own credit risk on financial liabilities designated at fair value through profit or loss	(2,798)	(2,798)					(2,798)
Total other comprehensive income (loss)	(617,789)	(616,329)					(616,329)		(1,460)
Total comprehensive income (Loss)	3,494,839	3,402,925					(616,329)	4,019,254	91,914
Other changes in equity:
Dividends	(803,838)	(803,838)						(803,838)
Interim dividends	(299,082)	(299,082)						(299,082)
Dividends to hybrid bonds	(116,388)	(116,388)						(116,388)
Issuance of hybrid bonds	1,154,597	1,154,597		1,154,597
Acquisition of treasury stock (Note 29)	(79)	(79)				(79)
Disposal of treasury stock (Note 29)	23,589	23,589				23,589
Change in other capital adjustments	(350)	(350)			(105)	(4)		(241)
Change in other non-controlling interests	(271,724)	(139,791)			(139,791)				(131,933)
Other changes in equity	(313,275)	(181,342)		1,154,597	(139,896)	23,506		(1,219,549)	(131,933)
Reclassification of OCI retained earnings							35,574	(35,574)
Ending Balance at Dec. 31, 2021	₩ 49,538,422	₩ 47,291,150	₩ 2,969,641	₩ 3,334,531	₩ 12,095,043	₩ (664,429)	₩ (984,936)	₩ 30,541,300	₩ 2,247,272